                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: ____/____/____   (a)

       or fiscal year ending:      12  /  31  /  01  (b)
                               --------------------

Is this a transition report? (Y/N)      N
                                    --------------

Is this an amendment to a previous filing? (Y/N)       N
                                                     ----------

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant Name:   Separate Account VA J

     B.  File Number: 811-10413

     C.  Telephone Number:  319-297-8121


2.   A.  Street: 4333 Edgewood Road N.E.

     B.  City: Cedar Rapids   C. State: IA    D. Zip Code: 52499   Zip Ext: 0001

     E.  Foreign Country:                     Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)            Y
                                                                ----------------


4.   Is this the last filing on this form by Registrant? (Y/N)             N
                                                               -----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)       N
                                                                     -----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
                                                        ------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7.   A.    Is Registrant a series or multiple portfolio company? (Y/N)
                                                                       ---------
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period? _______________________


                                      01
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                                                         If filing more than one
                                                           Page 47, "X" box: [ ]

For period ending   12/31/2001
                  --------------------------

File number 811-10413
                ----------------------------


UNIT INVESTMENT TRUSTS


111.  A. [ ] Depositor Name:        Transamerica Life Insurance Company
                             ------------------------------------------------

      B. [ ] File Number (If any):_______________________________


      C. [ ] City: Cedar Rapids   State: IA    Zip Code: 52499  Zip Ext.: 0001
                  --------------        ----            -------          ------

         [ ] Foreign Country:____________________  Foreign Postal Code:______


111.  A. [ ] Depositor Name:_________________________________________________


      B. [ ] File Number (If any):_________________________________


      C. [ ] City:___________  State:_________  Zip Code:________  Zip Ext.:____


         [ ] Foreign Country:________________________  Foreign Postal Code:_____



112.  A. [ ] Sponsor Name:       Transamerica Life Insurance Company
                           -------------------------------------------------

      B. [ ] File Number (If any):________________________________


      C. [ ] City: Cedar Rapids   State: IA   Zip Code: 52499    Zip Ext.: 0001
                  --------------        ----           -------            ------

         [ ] Foreign Country:_______________________  Foreign Postal Code:______



112.  A. [ ] Sponsor Name:______________________________________________________

      B. [ ] File Number (If any):______________________________________________

      C. [ ] City:___________  State:_________  Zip Code:________  Zip Ext.:____

         [ ] Foreign Country:________________________  Foreign Postal Code:_____

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                                                           Page 48, "X" box: [ ]
For period ending:   12/31/2001
                    ------------------------

File number 811-  10413
                ----------------------------


113. A. [ ] Trustee Name:       N/A
                          ------------------------------------------------------

     B. [ ] City:___________  State:_________  Zip Code:________  Zip Ext.:_____

        [ ] Foreign Country:_______________________  Foreign Postal Code:_______



113. A. [ ] Trustee Name:_______________________________________________________

     B. [ ] City:___________  State:_________  Zip Code:________  Zip Ext.:_____

        [ ] Foreign Country:_______________________  Foreign Postal Code:_______


114. A. [ ] Principal Underwriter Name: AFSG Securities Corporation
                                        ----------------------------------------

     B. [ ] File Number 8- 36562
                           -------------

     C. [ ] City: Cedar Rapids   State: IA   Zip Code: 52499    Zip Ext.: 0001
                 --------------        ----           -------            ------

        [ ] Foreign Country:_______________________  Foreign Postal Code:_______

114. A. [ ] Principal Underwriter Name:_________________________________________

     B. [ ] File Number 8-_____________

     C. [ ] City:___________  State:_________  Zip Code:________  Zip Ext.:_____

        [ ] Foreign Country:_______________________  Foreign Postal Code:_______


115. A. [ ] Independent Public Accountant Name:         Ernst & Young, LLP
                                                --------------------------------

     B. [ ] City: Des Moines    State: IA       Zip Code: 50309    Zip Ext.:____
                 ------------         ----               -------

        [ ] Foreign Country:_______________________  Foreign Postal Code:_______


115. A. [ ] Independent Public Accountant Name:_________________________________

     B. [ ] City:___________  State:_________  Zip Code:________  Zip Ext.:_____

        [ ] Foreign Country:_______________________  Foreign Postal Code:_______

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                                                         If filing more than one
                                                           Page 49, "X" box: [_]

For period ending   12/31/2001
                  --------------------------

File number 811- 10413
                ----------------------------


116.   Family of investment companies information:

       A.  [ ]  Is Registrant part of a family of investment companies? (Y/N)
                                               N
                -----------------------------------
                                                Y/N

       B. [ ] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.   A.  [ ]  Is Registrant a separate account of an insurance company? (Y/N)
                                               Y
                -----------------------------------
                                                Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.  [ ]  Variable annuity contracts? (Y/N)                           Y
                                                  ------------------------------
                                                                             Y/N

       C.  [ ]  Scheduled premium variable life contracts? (Y/N)            N
                                                                 ---------------
                                                                             Y/N

       D.  [ ]  Flexible premium variable life contracts? (Y/N)             N
                                                                ----------------
                                                                             Y/N

       E.  [ ]  Other types of insurance products registered under the
                Securities Act of 1933? (Y/N)                               N
                                             -----------------------------------
                                                                             Y/N

118.   [ ] State the number of series existing at the end of the period that had
           securities registered under the Securities Act of 1933           1
                                                                  --------------

119.   [ ] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                               1
           ----------------------------------------

120.   [ ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                             $  0
                -----------------------------------

121.   [ ] State the number of series for which a current prospectus was in
           existence at the end of the period.                              1
                                               ---------------------------------

122.   [ ] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
           period                                                           1
                  --------------------------------------------------------------

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                                                         If filing more than one
                                                           Page 50, "X" box: [_]

For period ending  12/31/2001
                 ---------------------------

File number 811- 10413
                ----------------------------

123.   [ ] State the total value of the additional units considered in answering
           item 122 ($000's) omitted.                                      $ 170
                                      ------------------------------------------

124.   [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
           in the subsequent series) ($000's omitted)                      $
                                                      --------------------------

125.   [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
           of units of all series of Registrant ($000's omitted)           $
                                                                ----------------

126.   [ ] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
           series.) ($000's omitted)                                       $
                                     -------------------------------------------

127.   [ ] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current
           period (excluding distributions of realized gains, if any):     $
                                                                       ---------

                                                                   Number of     Total Assets      Total Income
                                                                    Series         ($000's         Distributions
                                                                                   ------
                                                                   Investing      omitted)        ($000's omitted)
                                                                   ---------      --------        ----------------
A.     U.S. Treasury direct issue                                  _________      $__________     $____________

B.     U.S. Government agency                                      _________      $__________     $____________

C.     State and municipal tax-free                                _________      $__________     $____________

D.     Public utility debt                                         _________      $__________     $____________

E.     Brokers or dealers debt or
       debt of brokers' or dealers' parent                         _________      $__________     $____________

F.     All other corporate intermed. & long-term debt              _________      $__________     $____________

G.     All other corporate short-term debt                         _________      $__________     $____________

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers                            _________      $__________     $____________

I.     Investment company equity securities                            1          $   176         $    0
                                                                  ----------      -----------     -------------

J.     All other equity securities                                __________      $__________     $____________

K.     Other securities                                           __________     $___________     $____________

L.     Total assets of all series of registrant                        1         $    176         $    0
                                                                  ----------     ------------     -------------

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                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending  12/31/2001
                 ---------------------------

File number 811- 10413
                ----------------------------


128.   [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
           issuer? (Y/N)                                                     N
                         -------------------------------------------------------
                                                                             Y/N
           [If answer is "N" (No), go to item 131.]

129.   [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                 -----------------------------------------------
                                                                             Y/N
           [If answer is "N" (No), go to item 131.]

130.   [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                         ---------------------------------------
                                                                             Y/N

131.   [ ] Total expenses incurred by all series of Registrant during the
           current reporting period ($000's omitted)                       $  0
                                                    ----------------------------

132.   [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-        811-        811-        811-        811-

           811-        811-        811-        811-        811-

           811-        811-        811-        811-        811-

           811-        811-        811-        811-        811-

           811-        811-        811-        811-        811-

           811-        811-        811-        811-        811-

           811-        811-        811-        811-        811-

           811-        811-        811-        811-        811-

           811-        811-        811-        811-        811-

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FORM N-SAR - SEPARATE ACCOUNT VA J,
A SEPARATE ACCOUNT OF PFL LIFE INSURANCE COMPANY
FILE NO. 811-10413



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 25th day of February, 2002.



                                      TRANSAMERICA LIFE INSURANCE COMPANY

                                      By: /s/ Ronald L. Ziegler
                                          -----------------------------------
                                          Ronald L. Ziegler
                                          Vice President and Actuary


Witness:


        /s/ Frank A. Camp
-----------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Group
Transamerica Life Insurance Company